S-K 1602(c) Dilution	Oct. 31, 2025 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.16
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.15
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.85)
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.85
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.86)
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.86
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.51
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.49
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.5
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.5
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.5
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.5
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.48
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.52
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.63
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.37
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.62
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.38
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.16
Net Tangible Book Value, Amount of Dilution, per Share	$ 2.84
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	231,100,000
Net Tangible Book Value, Adjusted | $	$ 223,053,060
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	31,162,167
Over-allotment Option Exercised [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (8,050,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	495,500
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.85)
Net Tangible Book Value, Amount of Dilution, per Share	$ 10.85
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	231,100,000
Net Tangible Book Value, Adjusted | $	$ (6,945,964)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,162,167
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(23,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (8,050,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	495,500
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.51
Net Tangible Book Value, Amount of Dilution, per Share	$ 3.49
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	231,100,000
Net Tangible Book Value, Adjusted | $	$ 165,554,036
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	25,412,667
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (8,050,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	495,500
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.5
Net Tangible Book Value, Amount of Dilution, per Share	$ 4.5
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	231,100,000
Net Tangible Book Value, Adjusted | $	$ 108,054,036
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	19,662,667
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (8,050,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	495,500
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	3.63
Net Tangible Book Value, Amount of Dilution, per Share	$ 6.37
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	231,100,000
Net Tangible Book Value, Adjusted | $	$ 50,554,036
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,912,167
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (8,050,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	495,500
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.15
Net Tangible Book Value, Amount of Dilution, per Share	$ 2.85
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	201,100,000
Net Tangible Book Value, Adjusted | $	$ 193,884,236
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	27,121,667
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (7,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (219,800)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	455,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.86)
Net Tangible Book Value, Amount of Dilution, per Share	$ 10.86
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	201,100,000
Net Tangible Book Value, Adjusted | $	$ (6,115,764)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,121,667
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (7,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (219,800)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	455,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.5
Net Tangible Book Value, Amount of Dilution, per Share	$ 3.5
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	201,100,000
Net Tangible Book Value, Adjusted | $	$ 143,884,236
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	22,121,667
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (7,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (219,800)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	455,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.48
Net Tangible Book Value, Amount of Dilution, per Share	$ 4.52
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	201,100,000
Net Tangible Book Value, Adjusted | $	$ 93,884,236
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	17,121,667
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (7,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (219,800)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	455,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share	3.62
Net Tangible Book Value, Amount of Dilution, per Share	$ 6.38
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 4,036
Net Tangible Book Value, Proceeds from Offering | $	201,100,000
Net Tangible Book Value, Adjusted | $	$ 43,884,236
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,121,667
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (7,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (219,800)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	455,000